Right-of-use assets - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Right Of Use Assets [Line Items]
Right-of-use assets (note 10)	$ 1,097.7	$ 1,082.4
Operating and Finance Lease Right of Use Asset, Accumulated amortization	(351.0)	(357.5)
Right-of-use asset, Net book value	746.7	724.9
Vessel operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating Lease, Cost	835.5	1,066.6
Operating Lease, Accumulated amortization	(335.5)	(350.0)
Operating Lease, Net book value	500.0	716.6
Vessel finance leases
Operating Lease Right Of Use Assets [Line Items]
Finance Lease, Cost	246.6
Finance Lease, Accumulated amortization	(7.9)
Finance Lease, Net book value	238.7
Other operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating Lease, Cost	15.6
Operating Lease, Accumulated amortization	(7.6)
Operating Lease, Net book value	$ 8.0
Office operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating Lease, Cost		15.8
Operating Lease, Accumulated amortization		(7.5)
Operating Lease, Net book value		$ 8.3